Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Provision
26.1.	Provisions

	12.31.2017	12.31.2016
Product warranties (i)	101.1	94.1
Provisions for labor, taxes and civil (ii)	54.2	93.1
Taxes	41.8	28.5
Post retirement benefits	36.1	46.0
Environmental provision	1.8	1.0
Voluntary redundancy scheme (iii)	—	25.3
Other	42.5	26.8

	277.5	314.8

Current portion	141.3	135.8
Non-current portion	136.2	179.0

(i)	Recorded to cover product-related expenditure, including warranties and contractual obligations to implement improvements to aircraft delivered in order to meet performance targets.
(ii)	Provisions for labor, tax or civil contingencies, as shown in the table below Note 26.1.1.

(iii)	In 2016 The Company announced a Voluntary Redundancy Scheme (VRS) for which employees of the Company and its subsidiaries ELEB Equipamento Ltda. and Embraer GPX Ltda were eligible. Of the 1,650 employees interested in joining the program, 1,643 were approved by the Company. The provisioned amounts correspond to non-recurring incremental expenses specifically related to the plan. The discharge of certain employees who joined the plan has still not been put into effect.

Summary of Change in Provision

Change in provision:

	Product warranties	Provisions Labor, Taxes and Civil	Post retirement benefits	Taxes	Voluntary redundancy scheme	Environment provision	Other	Total
At December 31, 2014	87.3	80.4	41.2	25.3	—	4.3	10.0	248.5

Additions	84.4	14.1	(4.7)	1.0	—	1.0	5.0	100.8
Interest	—	4.7	3.1	—	—	—	—	7.8
Reclassifications	—	0.1	—	—	—	—	—	0.1
Used/payments	(53.9)	(21.5)	(1.1)	(10.0)	—	—	(3.0)	(89.5)
Reversals	(22.3)	(11.5)	—	—	—	(2.0)	—	(35.8)
Translation adjustments	0.2	(16.4)	(11.7)	0.6	—	(1.6)	1.6	(27.3)

At December 31, 2015	95.7	49.9	26.8	16.9	—	1.7	13.6	204.6

Additions	51.9	43.3	11.2	12.0	118.0	1.0	17.0	254.4
Interest	—	4.3	3.3	—	—	—	—	7.6
Used/payments	(31.7)	(2.7)	—	—	(77.0)	—	(2.0)	(113.4)
Reversals	(20.6)	(5.5)	—	—	(15.0)	(2.0)	—	(43.1)
Translation adjustments	(1.2)	3.8	4.7	(0.4)	(0.7)	0.3	(1.8)	4.7

At December 31, 2016	94.1	93.1	46.0	28.5	25.3	1.0	26.8	314.8

Additions	42.5	12.7	3.2	14.0	7.0	3.0	17.4	99.8
Interest	—	12.5	4.4	—	—	—	—	16.9
Used/payments	(26.8)	(61.1)	(15.3)	—	(31.0)	—	(5.0)	(139.2)
Reversals	(8.8)	(2.3)	(1.4)	—	(1.0)	(2.0)	—	(15.5)
Translation adjustments	0.1	(0.7)	(0.8)	(0.7)	(0.3)	(0.2)	3.3	0.7

At December 31, 2017	101.1	54.2	36.1	41.8	(0.0)	1.8	42.5	277.5

Summary of Labor, Tax and Civil Provisions
26.1.1	Labor, tax and civil provisions

	12.31.2017	12.31.2016
Tax related
IRPJ (i)	10.1	37.4
PIS and COFINS (ii)	6.8	10.2
Social security contributions (iii)	2.8	8.8
Import taxes (iv)	0.9	2.0
ICMS	—	4.6
FUNDAF	—	3.9
Others	0.4	1.8
	21.0	68.7
Labor related
Plurimas 461/1379 (v)	11.3	10.1
Reintegration (vi)	5.1	3.5
Indemnity (vii)	2.3	1.5
Third parties	0.9	0.6
Others	13.4	8.3
	33.0	24.0
Civil related
Indemnity (viii)	0.2	0.4
	0.2	0.4

	54.2	93.1

Current portion	21.5	22.6
Non-current portion	32.7	70.5

(i)	Provision of tax assessment in 6 installments under the Special Tax Regularization Program (“PERT”). It refers to the administrative dispute related to the tax assessment notice regarding the accounting for and recognition of indemnification in the Administrative Council of Tax Appeals, regarding the demand for payment of Income tax (IRPJ) and Social Contribution (CSLL).
(ii)	Provision of part of a tax assessment in 6 installments under the Special Tax Regularization Program (“PERT”). It refers to the administrative dispute related to Social Integration Program (PIS) and Social Security Financing Contribution (COFINS) credits calculated in certain operations.

(iii)	The Company was notified by the authorities for failing to withhold social security contributions from service providers. These lawsuits are at the second court level.

(iv)	Deficiency and Penalty Notices issued against the Company involving the drawback regime, disputing possible differences in relation to the tax classification of certain products and is at the analysis stage in the Federal Supreme Court - STJ (Supremo Tribunal de Justiça).

(v)	Refers to claims for backdated salary increases and productivity payments, brought by former employees.

(vi)	Lawsuits brought by former employees claiming reinstatement with the Company for various reasons.

(vii)	Indemnity claims in connection with alleged work-related accidents, pain and suffering, etc.

(viii)	Other indemnity claims brought by parties that had some kind of legal relationship with the Company.